High Yield Fund I (Prospectus Summary) | High Yield Fund I
High Yield Fund I
Objective:
The Fund seeks high current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	High Yield Fund I Institutional Class
Management Fees	0.63%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.65%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
High Yield Fund I Institutional Class	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 67.4%
of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in high yield, below investment grade quality debt (sometimes called "junk bonds"
and rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by
Moody's or of equivalent quality as determined by the Sub-Advisors). The Fund may also invest in corporate loan participations and assignments. Under normal circumstances, the Fund maintains an average portfolio duration that is within
±25% of the duration of the Barclays Capital US High Yield 2% Issuer Capped
Index, which as of December 31, 2011 was 4.79 years.

During the fiscal year ended October 31, 2011, the average ratings of the Fund's fixed-income assets, based on market value at each month-end, were as follows
(all ratings are by Moody's):

0.43% in securities rated Aaa  39.97% in securities rated Ba    0.06% in securities rated C
0.00% in securities rated Aa    37.43% in securities rated B    0.11% in securities rated D
0.64% in securities rated A   12.99% in securities rated Caa  1.52% in securities not rated
6.69% in securities rated Baa 0.16% in securities rated Ca
Principal Risks
The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-income mutual fund and who are willing to accept the risks associated with investing in "junk bonds."

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests)to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Institutional
Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar Q2 '09 19.02% chart above: Lowest return for a quarter during the period of the bar Q4 '08 -14.40% chart above:
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns High Yield Fund I	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	3.25%	8.32%	7.78%	Dec. 29, 2004
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	0.31%	5.46%	5.18%	Dec. 29, 2004
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.32%	5.44%	5.14%	Dec. 29, 2004
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index	Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	4.96%	7.74%	7.45%	Dec. 29, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.